UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

SEMI-ANNUAL REPORT
June 30, 2013

Table of Contents

A Message to our Shareholders	1

Sector Allocation	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Expense Example	21

Approval of Investment Advisory Agreement	23

Additional Information	25

Privacy Notice	26

Muzinich Credit Opportunities Fund

Dear Investors:

Financial Markets in the first half of 2013

High yield markets, as shown by the Bank of Merrill Lynch U.S. High Yield Cash Pay Index (J0A0), generated positive performance for the period despite macro headwinds like the U.S. fiscal cliff, the Cyprus bank crisis and most recently, Federal Reserve comments regarding quantitative easing.  Broader fixed income markets, however, stumbled.  Until mid-May, risk was strongly in favor with U.S. equities reaching new highs and U.S. companies issuing record debt, primarily for refinancing purposes.  Fixed income markets of every rating reacted strongly to Federal Reserve comments at the end of May regarding the potential reduction or elimination of quantitative easing, resulting in two down months which closed out the period.  In May, strong U.S. consumer confidence and robust U.S. housing price improvements signaled improving economic conditions – increasing the market’s expectation that QE will be withdrawn sooner rather than later.  Both equities and fixed income declined.  The correction that began in May continued into June with high correlations seen across a number of asset classes.  Global equities declined and fixed income experienced a re-pricing across the board.  Only leveraged loans and short duration high yield bonds outperformed, benefiting from their inherent low duration risk.  This technical sell-off was triggered by fixed-income outflows following May’s U.S. Treasury rate action; credit risk issues did not initiate the correction since credit fundamentals remain healthy and largely unchanged.

Fund Return and Strategy in 2013

The Fund finished the period with total net assets of $9,467,592, and a net positive return over the period of 1.33%.  This compares quite favorably with the -1.18% return of the GI00, the Bank of America Merrill Lynch Global Corporate and High Yield Index (which tracks the performance of investment grade and below investment grade corporate debt publicly issued in the major domestic and eurobond markets), which we have selected as the Fund’s primary benchmark.

We addressed 2013’s challenging markets successfully by having a bias for shorter duration securities and select credit sensitive global high yield bonds and bank loans; which were all additive during the period.  We also focused on lower quality credit/higher yielding bonds which are less impacted by the rise in interest rates.  A rotation out of ETFs in late April and into individual bonds and loans benefited the fund by reducing volatility as ETFs were negatively impacted by outflows starting in late May.  We re-positioned the Fund with less cash to take advantage of a rebounding market both in Europe and Emerging Markets.  Finally, our hedging strategy during the month of June helped hedge the portfolio as fixed income experienced a global bond sell-off.

Muzinich Credit Opportunities Fund

In the U.S., yields and spreads have returned to levels not seen since last summer.  Less risky BB and B bonds are now yielding 6-7%.  Corporate yields have increased between 0.40% and 1.00% in Europe in the last month.  Spreads in both regions are at or near their historic long-term averages.  Given the strength of company balance sheets, we believe current high yield spread levels provide investors with a “cushion” for increasing interest rates.  Going forward, we expect to see increased volatility around interest rates in both the U.S. and, to a lesser degree, in Europe.  This volatility will likely impact both fixed income and equity markets.  At current prices, investors can achieve an attractive current income.

We believe global credit market outperformance will be an outcome of either spread tightening and/or a yield advantage.  We have increased our weightings in higher yielding bonds in the U.S., Europe and Emerging Markets; while staying away from credit that is interest rate sensitive.

Outlook

We anticipate increased volatility around economic releases as investors scrutinize data to get a sense of future Federal Reserve policy.  The Federal Reserve has made clear that its plan to slow asset purchases is dependent on the strength of the economic recovery.  An unexpectedly strong 1.7% U.S. growth rate announced at July’s month end allowed the Fed to maintain options regarding “tapering.”  Markets await September, the earliest time at which the Federal Reserve could potentially begin tapering.  The market view is that rates will increase, but the expected pace of this increase has slowed substantially from the start of the year.

Strong growth, culminating in an increasing Treasury rate, could be a threat to the prices of higher rated credit which can also form a substantial part of this portfolio.  The flexible approaches built into this Fund’s strategy have opportunities for incremental return generation, as well as techniques—if employed correctly—for simultaneously reducing volatility.  Muzinich continues to focus on a balanced approach, featuring strong credit selection, prudent risk taking, and a commitment to volatility control.

Sincerely,

Michael L. McEachern
Portfolio Manager

Muzinich Credit Opportunities Fund

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.  Floating rate loans may not be fully collateralized and therefore may decline significantly in value.  The Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the fund’s prospectus states that the fund may use leverage, and that it may make short sales of securities, which involves the risk that losses may exceed the original amount invested, the Fund’s portfolio managers do not anticipate engaging in either practice.

A correlation is a statistical measure of how two securities move in relation to each other.

Must be preceded or accompanied by a prospectus.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Bank of America Merrill Lynch US High Yield Cash Pay Index (J0A0) is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.

It is not possible to invest directly in an index.

Muzinich & Co. is a registered investment adviser.  The Muzinich Mutual Funds are distributed by Quasar, LLC.

Muzinich Credit Opportunities Fund

SECTOR ALLOCATION at June 30, 2013 (Unaudited)

Sector Allocation	% of Net Assets

Energy	13.1%
Utilities	12.1%
Telecommunications	8.5%
Metals/Mining	6.8%
Healthcare	6.7%
Cable/Satellite TV	6.5%
Technology	5.4%
Broadcasting	5.1%
Restaurants	3.6%
Building Materials	3.3%
Investment Companies	3.0%
Super Retail	2.2%
Services	1.8%
Diversified Media	1.7%
Consumer Products	1.6%
Environmental	1.6%
Containers	1.4%
Automotive & Auto Parts	1.4%
Chemicals	0.8%
Food & Drug Retail	0.8%
Cash & Equivalents*	12.6%
100.0%

*  Represents cash and other assets in excess of liabilities.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Principal
Amount		Value

CORPORATE BONDS: 74.8%

Automotive & Auto Parts: 1.4%
	Banque PSA
	Finance
EUR 100,000	4.250%, 2/25/16	$131,682

Broadcasting: 4.0%
	Allbritton
	Communications
	Co.
$100,000	8.000%, 5/15/18	106,750
	Cyfrowy Polsat
EUR 100,000	7.125%, 5/20/18	137,974
	Polish Tel Holdings
EUR 100,000	11.250%, 5/15/17	135,371
		380,095

Building Materials: 3.3%
	CEMEX Sab Float
$200,000	5.283%, 9/30/15	204,500
	Voto-Votorantim LT
100,000	6.750%, 4/5/21	107,000
		311,500

Cable/Satellite TV: 6.5%
	Altice Financing
EUR 100,000	8.000%, 12/15/19	136,347
	DISH DBS Corp.
$150,000	7.875%, 9/1/19	168,750
	Numericable Finance
EUR 100,000	12.375%, 2/15/19	152,618
	UPCB Finance Ltd.1
$150,000	6.875%, 1/15/22	156,000
		613,715

Chemicals: 0.8%
	TPC Group, Inc.1
75,000	8.750%, 12/15/20	77,063

Consumer Products: 1.6%
	Alphabet Holding
	Co, Inc.
150,000	7.750%, 11/1/17	154,500

Containers: 1.4%
	Beverage Pack
EUR 100,000	9.500%, 6/15/17	132,767

Diversified Media: 1.7%
	Clear Channel
	Worldwide
	Holdings, Inc.1
$150,000	6.500%, 11/15/22	155,250

Energy: 11.8%
	Antero Resources
	Finance Corp.
100,000	7.250%, 8/1/19	104,750
	Chesapeake
	Energy Corp.
200,000	5.750%, 3/15/23	203,000
	Continental
	Resources, Inc.1
100,000	4.500%, 4/15/23	97,375
	GAZ Capital SA
100,000	9.250%, 4/23/19	121,000
	Linn Energy LLC /
	Linn Energy
	Finance Corp.
100,000	8.625%, 4/15/20	105,500
100,000	7.750%, 2/1/21	100,750
	MEG Energy Corp.1
100,000	6.375%, 1/30/23	97,500
	MIE Holdings Corp.
200,000	6.875%, 2/6/18	187,386
	Sandridge
	Energy, Inc.
100,000	7.500%, 2/15/23	95,500
		1,112,761

Environmental: 1.6%
	Infinis PLC
GBP 100,000	7.000%, 2/15/19	152,476

Food & Drug Retail: 0.8%
	Tops Holding
	II Corp.1
$75,000	8.750%, 6/15/18	73,969

Healthcare: 2.2%
	HCA, Inc.
100,000	6.500%, 2/15/20	108,438
	VPII Escrow Corp.1
100,000	6.750%, 8/15/18	102,625
		211,063

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 74.8% (Continued)

Metals/Mining: 6.8%
	DTEK Finance Bv
$200,000	9.500%, 4/28/15	$202,250
	ECO-BAT Finance
EUR 100,000	7.750%, 2/15/17	132,117
	Plains Exploration
	& Production Co.
$100,000	6.750%, 2/1/22	106,118
	Vedanta Resources
200,000	6.750%, 6/7/16	203,500
		643,985

Restaurants: 2.6%
	DineEquity, Inc.
150,000	9.500%, 10/30/18	167,250
	Landrys, Inc.1
75,000	9.375%, 5/1/20	79,500
		246,750

Services: 1.8%
	Ahern Rentals, Inc.1
50,000	9.500%, 6/15/18	50,063
	Safway Group
	Holding LLC1
125,000	7.000%, 5/15/18	122,812
		172,875

Super Retail: 2.2%
	Academy Finance
	Corp.1
100,000	8.000%, 6/15/18	103,000
	Petco Animal
	Supplies, Inc.1
100,000	9.250%, 12/1/18	108,250
		211,250

Technology: 5.4%
	Advanced Micro
	Devices, Inc.
100,000	7.750%, 8/1/20	97,750
	Audatex
	North America1
225,000	6.000%, 6/15/21	225,562
	MEMC Electronic
	Materials, Inc.
200,000	7.750%, 4/1/19	190,500
		513,812

Telecommunications: 8.5%
	Digicel Group Ltd
200,000	8.250%, 9/1/17	209,000
	Eileme 2 AB
EUR 100,000	11.750%, 1/31/20	148,387
	Intelsat Jackson
	Holdings SA
$100,000	7.250%, 4/1/19	105,125
	Sprint Nextel Corp.1
200,000	9.000%, 11/15/18	234,500
	UBS AG
100,000	8.250%, 5/23/16	109,500
		806,512

Utilities: 10.4%
	Calpine Corp.1
200,000	7.875%, 7/31/20	218,000
	Dubai Electric
	& Water
100,000	7.375%, 10/21/20	112,500
	Dynegy, Inc.1
200,000	5.875%, 6/1/23	182,500
	Energy Future
	Intermediate
	Holding Co. LLC
250,000	10.000%, 12/1/20	275,000
	InterGen NV1
200,000	7.000%, 6/30/23	195,750
		983,750
TOTAL CORPORATE BONDS
(Cost $7,142,401)		7,085,775

BANK LOANS: 9.6%

Broadcasting: 1.1%
	Univision
	Communications
	Inc.
109,725	4.000%, 3/1/20	107,691

Energy: 1.3%
	Pacific Drilling
	Term Loan
125,000	4.500%, 3/18/18	124,984

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited) (Continued)

Principal
Amount		Value

BANK LOANS: 9.6% (Continued)

Healthcare: 4.5%
	Select Medical
	Term Loan
$75,776	4.002%, 6/15/18	$75,807
	Valeant Term Loan
350,000	4.500%, 6/26/20	349,256
		425,063

Restaurants: 1.0%
	Seminole Hard Rock
	Entertainment, Inc.
	Term Loan
90,000	3.500%, 4/28/20	89,888

Utilities: 1.7%
	La Frontera
	Generation,
	LLC Term Loan
165,000	4.500%, 9/30/20	164,073

TOTAL BANK LOANS
(Cost $915,533)		911,699

Shares		Value

INVESTMENT COMPANIES: 3.0%

Exchange Traded Funds: 3.0%
	ProShares Short 20+
9,000	Year Treasury	$282,420

TOTAL INVESTMENT COMPANIES
(Cost $288,180)		282,420

TOTAL INVESTMENTS
IN SECURITIES: 87.4%
(Cost $8,346,114)		8,279,894
Other Assets in Excess
of Liabilities: 12.6%		1,187,698
TOTAL NET ASSETS: 100.0%		$9,467,592

EUR – Euro
GBP – British Pound
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2013 the value of these securities amounted to $2,279,719 or 24.1% of net assets.

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS

	Currency	U.S. Dollar	Currency	U.S. Dollar	Unrealized
Settlement	to be	Value at	to be	Value at	Appreciation
Date	Delivered	June 30, 2013	Received	June 30, 2013	(Depreciation)
8/5/2013	GBP 1,070,000	$1,392,988	$1,409,377	$1,409,377	$16,389
8/5/2013	EUR 320,000	$486,577	$498,080	$498,080	$11,503
		$1,879,565		$1,907,457	$27,892

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $8,346,114) (Note 2)	$8,279,894
Cash	4,095,380
Foreign currency (Cost $603,521)	594,304
Receivables:
Investment securities sold	364,625
Dividend & interest	116,580
Due from advisor, net	8,389
Loan fees	6,238
Unrealized appreciation on forward currency exchange contracts	27,892
Prepaid expenses	10,722
Total assets	13,504,024

LIABILITIES
Payables:
Investment securities purchased	3,981,913
Distribution to shareholders	25,966
Administration fees	4,610
Transfer agent fees	4,081
Fund accounting fees	3,360
Loan fees	3,211
Custody fees	1,308
Chief Compliance Officer fees	1,287
Trustee fees	2,164
Foreign currency translation	218
Other accrued expenses	8,314
Total liabilities	4,036,432

NET ASSETS	$9,467,592

COMPONENTS OF NET ASSETS
Paid-in capital	$9,503,720
Undistributed net investment income	7,430
Undistributed net realized gain on
investments and foreign currency	4,205
Net unrealized on foreign currency	(9,217)
Net unrealized on forward currency exchange contracts	27,892
Net unrealized on foreign currency translation	(218)
Net unrealized depreciation on investments	(66,220)
Net assets	$9,467,592
Supra Institutional Class:
Net assets	$9,467,592
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	946,741
Net asset value, offering, and redemption price per share	$10.00

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF OPERATIONS For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Interest	$56,089
Dividends	92,778
Other Income	8,265
Total investment income	157,132

EXPENSES
Investment advisory fees	25,029
Registration fees	14,566
Administration fees	12,586
Transfer agent fees	10,576
Audit fees	9,864
Fund accounting fees	9,098
Legal fees	5,434
Miscellaneous expense	4,598
Chief Compliance Officer fees	4,287
Reports to shareholders	4,000
Custody fees	3,211
Trustee fees	2,879
Insurance expense	345
Total expenses	106,473
Less: fees waived	(81,444)
Net expenses	25,029
Net investment income	132,103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign currency	4,205
Change in net unrealized on foreign currency	(9,217)
Change in net unrealized on
forward currency exchange contracts	27,892
Change in net unrealized on foreign currency translation	(218)
Change in net unrealized depreciation on investments	(66,220)
Net realized and unrealized loss on investments	(43,558)
Net increase in net assets
resulting from operations	$88,545

*  Fund commenced operations on January 3, 2013.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended
June 30,
2013*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$132,103
Net realized gain on investments and foreign currency	4,205
Change in net unrealized on foreign currency	(9,217)
Change in net unrealized on
forward currency exchange contracts	27,892
Change in net unrealized on foreign currency translation	(218)
Change in net unrealized depreciation on investments	(66,220)
Net increase in net assets resulting from operations	88,545

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(124,673)
Total distributions to shareholders	(124,673)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Supra Institutional Class(1)	9,503,720
Total increase in net assets	9,467,592

NET ASSETS
Beginning of period	—
End of period	$9,467,592
Undistributed net investment income	$7,430

(1)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2013
	Shares	Value
Supra Institutional Class
Shares sold	938,263	$9,418,789
Shares issued in reinvestment of distributions	8,478	84,931
Net increase	946,741	$9,503,720

*	Fund commenced operations on January 3, 2013.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2013*
Supra Institutional Class	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income**	0.14
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	0.13

LESS DISTRIBUTIONS
From net investment income	(0.13)
From net realized gain	—
Total distributions	(0.13)
Net asset value, end of period	$10.00
Total return	1.33	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$9.5
Portfolio turnover rate	357	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	2.55	%+
After fees absorbed or recouped	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.21	%+
After fees absorbed or recouped	3.16	%+

*	Fund commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on January 3, 2013.

The Fund offers three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments, are allocated to each class of shares based on its relative net assets. Currently, only Supra Institutional Shares are being offered.

The investment objective of the Fund is to primarily to provide high yield income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having maturity of less than 60 days at the time of purchase are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prica es for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund records transfers at the end of each reporting period. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013. See the Schedule of Investments for the industry breakouts.

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,085,775	$—	$7,085,775
Bank Loans	—	911,699	—	911,699
Investment
Companies	282,420	—	—	282,420
Total Investments
in Securities	$282,420	$7,997,474	$—	$8,279,894
Other Financial
Instruments#
Unrealized
appreciation	$—	$27,892	$—	$27,892
Total Investments
in Other Financial
Instruments	$—	$27,892	$—	$27,892

#	Other Financial Instruments derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended June 30, 2013.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position.  The Fund may use derivatives in various ways.

The Fund had a quarterly average of one forward currency contract open during the period.  The forward currency contracts table at the end of the Schedule of Investments lists the contracts outstanding as of June 30, 2013.

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
	as of June 30, 2013		as of June 30, 2013
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Unrealized	$27,892	None	$—
Contracts	Appreciation
on Forward
Currency
Exchange
Contracts
		$27,892	None	$—

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:

Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income
Forward	Change in Net	$—	$27,892
Contracts	Unrealized on
Forward Currency
Exchange Contracts
		$—	$27,892

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in net unrealized on foreign currency translation.  The Fund does not isolate that portion of realized gain (loss) and does not isolate unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes.  Fluctuations in foreign exchange rates on investments are thus included with net realized on investments and foreign currency.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2013, the Fund did not have any capital loss carry forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management is currently evaluating the Fund’s tax positions for the open tax year.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on a quarterly basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

K.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2011-11 and has applied it to these financial statements.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated and adopted ASU 2013-01 and has applied it to these financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to receive a monthly

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For the period ended June 30, 2013, the Fund incurred $25,029 in advisory fees.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Fund’s average daily net assets. During the period ended June 30, 2013, the Advisor waived and reimbursed the Fund a total of $81,444 of fees and expenses.  Currently, only Supra Institutional Shares are being offered.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2013, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Expiration	Amount
December 31, 2016	$81,444

The Fund must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended June 30, 2013 are disclosed in the Statement of Operations.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2013, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $32,376,288 and $24,037,505, respectively.

For the period ended June 30, 2013, there were no purchases or sales of U.S. Government obligations.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$8,346,114
Gross tax unrealized appreciation	59,645
Gross tax unrealized depreciation	(125,865)
Net tax unrealized depreciation	$(66,220)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character estimate of distributions paid during the period ended June 30, 2013 was as follows:

2013
Distributions paid from:
Ordinary income	$124,673
$124,673

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2013 (Unaudited)

As a shareholder of the Muzinich Credit Opportunities (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/3/13 – 6/30/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5%

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2013 (Unaudited) (Continued)

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/3/13*	6/30/13	1/3/13 – 6/30/13**
Actual	$1,000.00	$1,013.30	$2.95

	1/1/13	6/30/13	1/1/13 – 6/30/13***
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,021.82	$3.01

*	Fund commenced operations on January 3, 2013.
**
Expenses are equal to the Fund’s annualized expense ratio for the period of January 3, 2013 through June 30, 2013 of 0.60% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 178/365 (to reflect the period).

***
Expenses are equal to the Fund’s annualized expense ratio for the period of January 1, 2013 through June 30, 2013 of 0.60% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the period).

Muzinich Credit Opportunities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 1 and 2, 2012, the Board (which is comprised of a majority of persons who are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Muzinich Credit Opportunities Fund (the “Fund”) with Muzinich and Co., Inc. (the “Advisor” or “Muzinich”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Muzinich’s overall services to be provided to the Fund.  The Board considered Muzinich’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Muzinich that would be involved with the Fund.  The Board reviewed the proposed services Muzinich would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Muzinich or its affiliates.  The Trustees also considered the structure of Muzinich’s compliance procedures and the trading capability of Muzinich.  After reviewing Muzinich’s compliance policies and procedures, including Muzinich’s proposal with respect to risk oversight of the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Fund.  As the Fund was newly created, the Board was unable to review the performance of the Funds.  The Board did consider Muzinich’s performance history with respect to similarly-managed separate accounts and other fund products.

Muzinich Credit Opportunities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

3.
Costs of Services Provided and Profits Realized by Muzinich.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.60% for the Muzinich Credit Opportunities Fund.  The Board noted that the Advisor agreed to enter into an agreement to limit the expenses of the Credit Opportunities Fund to 1.05%, 0.80% and 0.60% for Class A Shares, Institutional Shares and Supra Institutional Shares, respectively, of the Fund’s average daily net assets.  The Trustees concluded that the fees to be received by the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grows.  The Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that it would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of Muzinich from managing the new Fund.  In assessing possible profitability, the Trustees reviewed Muzinich’s financial information and took into account both the likely direct and indirect benefits to Muzinich from advising the Funds, including 12b-1 fees for Class A Shares of the Fund.  The Trustees concluded that Muzinich’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Muzinich would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Muzinich Credit Opportunities Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Fund’s web site at www.muzinichusfunds.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period January 3, 2013 through June 30, 2013 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-855-MUZINICH (1-855-689-4642).  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.muzinichusfunds.com within ten business days after the calendar quarter end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s website at www.muzinichusfunds.com.

Muzinich Credit Opportunities Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York  10022

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Muzinich Credit Opportunities Fund
Symbol – MZCSX
CUSIP – 74316J532

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
 Elaine E. Richards, President

Date   8/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
 Elaine E. Richards, President

Date   8/23/2013

By (Signature and Title)* /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date   8/27/2013

* Print the name and title of each signing officer under his or her signature.